Cash and Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Short-term Investments
Cash and Cash Equivalents and Short-term Investments

5. Cash and Cash Equivalents and Short-term Investments

	December 31,
	2021	2020

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	104,620	87,828
Bank deposits maturing in three months or less	272,922	147,802
	377,542	235,630

Short-term Investments
Bank deposits maturing over three months (note)	634,158	199,546
	1,011,700	435,176

Note: The maturities for short-term investment ranged from 91 to 180 days for the year ended December 31, 2021 and 2020.

Certain cash and bank balances denominated in RMB, US$ and UK Pound Sterling (“£”) were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government. Cash and cash equivalents and short-term investments were denominated in the following currencies:

	December 31,
	2021	2020

	(in US$’000)
US$	895,935	352,162
RMB	53,455	64,870
Hong Kong dollar (“HK$”)	60,535	16,880
	£1,090	954
Euro	685	310
	1,011,700	435,176